Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total		Loulo-Gounkoto [Member]	Issued capital [member]	Retained earnings [member]	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests	Non-controlling interests Loulo-Gounkoto [Member]
Beginning balance (shares) at Dec. 31, 2024					1,727,100,000
Beginning balance at Dec. 31, 2024		$ 33,256			$ 27,661	$ (5,269)	$ 33	[1]	$ 1,865	[2]	$ 24,290	$ 8,966
Net income		2,037			0	1,285	0		0		1,285	752
Total other comprehensive income		15			0	0	15	[1]	0		15	0
Total comprehensive income		2,052			0	1,285	15	[1]	0		1,300	752
Transactions with owners
Dividends		(342)			0	(342)	0		0		(342)	0
Loulo-Gounkoto loss of control (note 4)		(686)											$ (686)
Increase through other contributions by owners, equity		127			0	0	0		0		0	127
Return of capital		564			0	0	0		0		0	564
Dividend reinvestment plan (note 15)		0			$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners					86,000
Increase (decrease) through treasury share transactions, equity		(419)			$ (340)	0	0		(79)	[2]	(419)	0
Increase (decrease) through share repurchase program, shares					(21,192,000)
Number of shares issued in transactions with owners					(21,106,000)
Total transactions with owners		(1,884)			$ (338)	(344)	0		(79)	[2]	(761)	(1,123)
Ending balance (shares) at Jun. 30, 2025					1,705,994,000
Ending balance at Jun. 30, 2025		33,424			$ 27,323	(4,328)	48	[1]	1,786	[2]	24,829	8,595
Beginning balance (shares) at Dec. 31, 2025	[3]				1,675,360,000
Beginning balance at Dec. 31, 2025	[3]	35,916	[4]		$ 26,834	(1,243)	(273)	[1]	1,166	[2]	26,484	9,432
Net income		4,373		$ 352	0	2,819	0		0		2,819	1,554
Total other comprehensive income		221			0	0	221	[1]	0		221	0
Total comprehensive income		4,594			0	2,819	221	[1]	0		3,040	1,554
Transactions with owners
Dividends		(985)			0	(985)	0		0		(985)	0
Increase through other contributions by owners, equity		193			0	0	0		0		0	193
Return of capital		1,635			0	0	0		0		0	1,635
Dividend reinvestment plan (note 15)		0			$ 9	(9)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners					219,000
Increase (decrease) through treasury share transactions, equity		$ (1,233)			$ (476)	0	0		(757)	[2]	(1,233)	0
Increase (decrease) through share repurchase program, shares		29,700,000			(29,695,000)
Number of shares issued in transactions with owners					(29,476,000)
Total transactions with owners		$ (3,660)			$ (467)	(994)	0		(757)	[2]	(2,218)	(1,442)
Ending balance (shares) at Jun. 30, 2026		1,645,884,419			1,645,884,000
Ending balance at Jun. 30, 2026		$ 36,850			$ 26,367	$ 582	$ (52)	[1]	$ 409	[2]	$ 27,306	$ 9,544

[1]	Includes cumulative translation losses as at June 30, 2026: $95 million (December 31, 2025: $95 million; June 30, 2025: $95 million)
[2]	Includes additional paid-in capital as at June 30, 2026: $371 million (December 31, 2025: $1,128 million; June 30, 2025: $1,748 million).
[3]	Figures have been revised to reflect an update to the provisional purchase price allocation recorded in the fourth quarter of 2025 relating to Loulo-Gounkoto. Refer to note 4 for further details.
[4]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.